Net Gains or Losses on Financial Instruments at Fair Value through Profit or Loss - Summary of Net Gains Or Losses On Financial Instruments Designated At Fair Value Through Profit Or Loss (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net gains or losses on financial instruments held for trading [Line Items]
Gains on financial instruments designated at fair value through profit or loss	₩ 323,412	₩ 726,277	₩ 1,186,908
Losses on financial instruments designated at fair value through profit or loss	640,872	1,057,170	429,243
Net gains(losses) on financial instruments designated at fair value through profit or loss	(317,460)	(330,893)	757,665
Financial liabilities designated at fair value through profit or loss
Net gains or losses on financial instruments held for trading [Line Items]
Gains on financial instruments designated at fair value through profit or loss	323,412	726,277	1,186,908
Losses on financial instruments designated at fair value through profit or loss	₩ 640,872	₩ 1,057,170	₩ 429,243